UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
  Washington, D.C. 20549

         Form 13F

    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ];  Amendment Number:_____

This Amendment (Check only one):      [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Cohen Klingenstein, LLC
                           ----------------------------
Address:                   355 West 52nd Street, 5th Floor
                           ----------------------------
                           New York, New York  10019
                           ----------------------------

Form 13F File Number:      028-13338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      George M. Cohen
                           ---------------------
Title:                     Managing Member
                           ---------------------
Phone:                     212-757-0235
                           ---------------------

Signature, Place, and Date of Signing:




George M. Cohen            New York, N07/19/2011
---------------------      ----------------------
        [Signature]        [City, Stat  [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                -----------
Form 13F Information Table Entry Total:              99
                                                -----------
Form 13F Information Table Value Total:              255,405
                                                -----------
                                                (thousands)

                                      Form 13F Information Table

         Column 1           Column 2   Column 3   Column 4                 Column 5       Column 6  Column 7        Column 8

                              TITLE                 VALUE      SHARES or     SH/    PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS    CUSIP     (x$1000)      PRN AMT      PRN    CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
Adobe Systems Inc.           com      00724F101        1,508        47,940  SH           SOLE        n/a     47,940
Akamai Technologies          com      00971T101          446        14,185  SH           SOLE        n/a     14,185
Allstate Corp.               com      020002101        1,006        32,960  SH           SOLE        n/a     32,960
Altria Group                 com      02209S103          703        26,605  SH           SOLE        n/a     26,605
Amazon.com                   com      023135106       12,066        59,005  SH           SOLE        n/a     59,005
Amdocs Limited               com      G02602103          222         7,305  SH           SOLE        n/a      7,305
American Express             com      025816109        3,606        69,745  SH           SOLE        n/a     69,745
American Int'l Group         com      026874107          246         8,388  SH           SOLE        n/a      8,388
Ameriprise Financial         com      03076C106          642        11,132  SH           SOLE        n/a     11,132
Amgen Inc.                   com      031162100        2,012        34,480  SH           SOLE        n/a     34,480
Apollo Group                 com      037604105          989        22,645  SH           SOLE        n/a     22,645
Apple Inc.                   com      037833100        4,568        13,610  SH           SOLE        n/a     13,610
Avon Products Inc.           com      054303102        1,488        53,135  SH           SOLE        n/a     53,135
Bank of Amer. Corp.          com      060505104        1,814       165,510  SH           SOLE        n/a    ########
Becton, Dickinson            com      075887109          278         3,230  SH           SOLE        n/a      3,230
Bed Bath & Beyond            com      075896100        2,155        36,920  SH           SOLE        n/a     36,920
Berkshire Hath Cl A          com      084670108          581             5  SH           SOLE        n/a          5
Berkshire Hathaway B         com      084670207        2,516        32,509  SH           SOLE        n/a     32,509
Broadcom Corp.               com      111320107        1,112        33,050  SH           SOLE        n/a     33,050
Capital One Financial        com      14040H105          607        11,750  SH           SOLE        n/a     11,750
Carnival Corp.               com      143658300        2,342        62,245  SH           SOLE        n/a     62,245
Celgene Corp.                com      151020104          507         8,405  SH           SOLE        n/a      8,405
Cisco Systems Inc.           com      17275R102        2,342       150,010  SH           SOLE        n/a    ########
Coach Inc.                   com      189754104        1,282        20,055  SH           SOLE        n/a     20,055
Cognizant Tech Sol.          com      192446102        1,038        14,160  SH           SOLE        n/a     14,160
Colgate-Palmolive            com      194162103          245         2,800  SH           SOLE        n/a      2,800
Comcast Corp. Cl 'A'         com      20030N101        1,106        43,635  SH           SOLE        n/a     43,635
Comcast Special A            com      20030N200          650        26,812  SH           SOLE        n/a     26,812
Corn Products Int'l          com      219023108          872        15,780  SH           SOLE        n/a     15,780
Corning Inc.                 com      219350105        1,809        99,645  SH           SOLE        n/a     99,645
Covance Inc.                 com      222816100          275         4,630  SH           SOLE        n/a      4,630
Dick's Sporting Goods        com      253393102          741        19,270  SH           SOLE        n/a     19,270
Directv                      com      25490A101          775        15,243  SH           SOLE        n/a     15,243
Eaton Vance Tax Mngd         com      27829C105        4,327       356,696  SH           SOLE        n/a    ########
Electronic Arts              com      285512109          333        14,130  SH           SOLE        n/a     14,130
Eli Lilly                    com      532457108        2,229        59,400  SH           SOLE        n/a     59,400
FEI Company                  com      30241L109          559        14,635  SH           SOLE        n/a     14,635
Flextronics Intl Ltd         com      Y2573F102          392        61,130  SH           SOLE        n/a     61,130
General Electric Co.         com      369604103        1,546        81,975  SH           SOLE        n/a     81,975
Gilead Sciences Inc.         com      375558103        1,441        34,799  SH           SOLE        n/a     34,799
GlaxoSmithKline PLC          com      37733W105        4,193        97,730  SH           SOLE        n/a     97,730
Goldman Sachs Group          com      38141G104          760         5,710  SH           SOLE        n/a      5,710
Google Inc.                  com      38259P508        5,044         9,960  SH           SOLE        n/a      9,960
Hartford Fin'l Ser.          com      416515104          376        14,250  SH           SOLE        n/a     14,250
Hess Corp.                   com      42809H107        1,114        14,900  SH           SOLE        n/a     14,900
Informatica Corp.            com      45666Q102        1,550        26,535  SH           SOLE        n/a     26,535
InterDigital Inc.            com      45867G101          740        18,115  SH           SOLE        n/a     18,115
International Paper          com      460146103          224         7,500  SH           SOLE        n/a      7,500
Int'l Bus. Machines          com      459200101        5,473        31,905  SH           SOLE        n/a     31,905
IShares Russell 2000G        com      464287648       70,392       742,140  SH           SOLE        n/a    ########
Janus Capital Group          com      47102X105          505        53,460  SH           SOLE        n/a     53,460
Johnson & Johnson            com      478160104        2,692        40,471  SH           SOLE        n/a     40,471
Legg Mason, Inc.             com      524901105          334        10,210  SH           SOLE        n/a     10,210
Liberty Media Hldg A         com      53071M302          327         3,811  SH           SOLE        n/a      3,811
Liberty Media Inter A        com      53071M104          249        14,843  SH           SOLE        n/a     14,843
Lincare Holdings             com      532791100        1,007        34,390  SH           SOLE        n/a     34,390
Marvell Technology           com      G5876H105          338        22,885  SH           SOLE        n/a     22,885
Merck & Co.                  com      589331107        2,783        78,855  SH           SOLE        n/a     78,855
Monsanto Co.                 com      61166W101        4,907        67,647  SH           SOLE        n/a     67,647
Monster Worldwide            com      611742107          549        37,430  SH           SOLE        n/a     37,430
News Corp ADR PRF            com      65248E104          241        13,640  SH           SOLE        n/a     13,640
Nordstrom Inc.               com      655664100          939        20,000  SH           SOLE        n/a     20,000
Nu Skin Ent Inc.             com      67018T105          958        25,525  SH           SOLE        n/a     25,525
Orbital Sciences             com      685564106          429        25,455  SH           SOLE        n/a     25,455
Parametric Tech.             com      699173209          430        18,760  SH           SOLE        n/a     18,760
Paychex, Inc.                com      704326107          323        10,515  SH           SOLE        n/a     10,515
PepsiCo Inc.                 com      713448108        4,820        68,430  SH           SOLE        n/a     68,430
Pfizer, Inc.                 com      717081103          643        31,192  SH           SOLE        n/a     31,192
Pharma. Product Dev.         com      717124101          242         9,000  SH           SOLE        n/a      9,000
Philip Morris Int'l          com      718172109        1,656        24,805  SH           SOLE        n/a     24,805
Plains Explor & Prod         com      726505100        2,524        66,220  SH           SOLE        n/a     66,220
PowerShares QQQ Trust        com      73935A104       23,026       403,609  SH           SOLE        n/a    ########
Procter & Gamble             com      742718109        1,074        16,900  SH           SOLE        n/a     16,900
Qlogic Corp.                 com      747277101          189        11,865  SH           SOLE        n/a     11,865
ResMed Inc.                  com      761152107          286         9,240  SH           SOLE        n/a      9,240
Royal Caribbean Cru.         com      V7780T103          666        17,700  SH           SOLE        n/a     17,700
Royal Dutch Shell PLC        com      780259206        2,333        32,800  SH           SOLE        n/a     32,800
RR Donnelley & Sons          com      257867101          367        18,705  SH           SOLE        n/a     18,705
Seagate Technology           com      G7945M107          391        24,210  SH           SOLE        n/a     24,210
Sealed Air Corp.             com      81211K100        2,068        86,930  SH           SOLE        n/a     86,930
Shire PLC ADS                com      82481R106          600         6,364  SH           SOLE        n/a      6,364
Silicon Laboratories         com      826919102          606        14,695  SH           SOLE        n/a     14,695
St. Jude Medical Inc.        com      790849103          844        17,695  SH           SOLE        n/a     17,695
Standard & Poors DR.         com      78462F103       15,807       119,776  SH           SOLE        n/a    ########
State Street Corp.           com      857477103          384         8,515  SH           SOLE        n/a      8,515
Target Corp.                 com      87612E106        2,554        54,435  SH           SOLE        n/a     54,435
Ultimate Software            com      90385D107          714        13,110  SH           SOLE        n/a     13,110
Union Pacific Corp.          com      907818108        1,044        10,000  SH           SOLE        n/a     10,000
United Parcel Service        com      911312106          725         9,935  SH           SOLE        n/a      9,935
Urban Outfitters             com      917047102          588        20,890  SH           SOLE        n/a     20,890
Valeant Pharma.              com      91911K102        1,016        19,555  SH           SOLE        n/a     19,555
Vanguard Emg Mkts ETF        com      922042858        5,742       118,100  SH           SOLE        n/a    ########
ViaSat Inc.                  com      92552V100          701        16,210  SH           SOLE        n/a     16,210
Vodafone Grp. PLC ADR        com      92857W100          454        17,007  SH           SOLE        n/a     17,007
Walt Disney Co.              com      254687106        6,118       156,715  SH           SOLE        n/a    ########
Washington Post 'B'          com      939640108        1,781         4,250  SH           SOLE        n/a      4,250
Western Union Co.            com      959802109          473        23,625  SH           SOLE        n/a     23,625
Yahoo! Inc.                  com      984332106          454        30,185  SH           SOLE        n/a     30,185
Yum! Brands Inc.             com      988498101        2,933        53,100  SH           SOLE        n/a     53,100
Zimmer Holdings Inc.         com      98956P102        1,331        21,065  SH           SOLE        n/a     21,065